Stockholders' Equity and Stock-based Compensation (Details) - Schedule of preferred stock shares designated, issued, and outstanding	12 Months Ended
Dec. 31, 2020 $ / shares shares
Series Seed Preferred [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of preferred stock shares designated, issued, and outstanding [Line Items]
Shares Designated | shares	44,745,720
Shares Issued and Outstanding | shares	42,298,151
Liquidation Price | $ / shares	$ 0.21392
Dividend Rate | $ / shares	$ 0.01284
Series Seed-1 Preferred [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of preferred stock shares designated, issued, and outstanding [Line Items]
Shares Designated | shares	3,563,412
Shares Issued and Outstanding | shares	3,563,412
Liquidation Price | $ / shares	$ 0.14031
Dividend Rate | $ / shares	$ 0.00842
Series Seed-2 Preferred [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of preferred stock shares designated, issued, and outstanding [Line Items]
Shares Designated | shares	4,751,218
Shares Issued and Outstanding | shares	4,751,218
Liquidation Price | $ / shares	$ 0.10524
Dividend Rate | $ / shares	$ 0.00631
Series A Preferred [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of preferred stock shares designated, issued, and outstanding [Line Items]
Shares Designated | shares	65,000,000
Shares Issued and Outstanding | shares	61,962,132
Liquidation Price | $ / shares	$ 0.29050
Dividend Rate | $ / shares	$ 0.01743
Series A-1 Preferred [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of preferred stock shares designated, issued, and outstanding [Line Items]
Shares Designated | shares	32,301,028
Shares Issued and Outstanding | shares	32,301,028
Liquidation Price | $ / shares	$ 0.23240
Dividend Rate | $ / shares	$ 0.01394